Accumulated Other Comprehensive Loss (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Actuarial loss relating to pension	$ (39.4)	$ (32.8)
Total accumulated other comprehensive loss	(39.4)	(32.8)
Income tax rate, related to actuarial loss related to pension	28.00%
Other comprehensive (Income) loss, pension and other postretirement benefit plans, tax	$ 15.3	$ 12.8